Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies
Summary Of Significant Accounting Policies

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation

The consolidated financial statements include the accounts of Atwood Oceanics, Inc. and all of its domestic and foreign subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash in banks and highly liquid debt instruments, which mature within three months of the date of purchase.

Foreign exchange

The U.S. Dollar is the functional currency for all areas of our operations. Accordingly, monetary assets and liabilities denominated in foreign currency are re-measured to U.S. Dollars at the rate of exchange in effect at the end of the fiscal year, items of income and expense are re-measured at average monthly rates, and property and equipment and other nonmonetary amounts are re-measured at historical rates. Gains and losses on foreign currency transactions and re-measurements are included in contract drilling costs in our consolidated statements of operations. We recorded foreign exchange losses of $0.9 million, $0.1 million and $0.5 million, during fiscal years 2011, 2010 and 2009, respectively. We did not disclose the re-measurement losses on the statement of cash flows due to the immaterial nature of the amounts.

Accounts receivable

We record trade accounts receivable at the amount we invoice our customers. Our portfolio of accounts receivable is comprised of major international corporate entities and government organizations with stable payment experience. Included within accounts receivable at September 30, 2011, and 2010 are unbilled receivable balances totaling $1.1 million and $1.0 million, respectively, which represent amounts for which services have been performed, revenue has been recognized based on contractual provisions and for which collection is deemed probable. Such unbilled amounts were billed subsequent to their respective fiscal year end. Historically, our uncollectible accounts receivable have been immaterial, and typically, we do not require collateral for our receivables. We provide an allowance for uncollectible accounts, as necessary, on a specific identification basis. We have no allowance for doubtful accounts at September 30, 2011 or 2010.

Inventories of material and supplies

Inventories consist of spare parts, material and supplies held for consumption and are stated principally at the lower of average cost or market value, net of reserves for excess and obsolete inventory of $2.5 million and $2.0 million at September 30, 2011, and 2010, respectively.

Income taxes

We account for income taxes in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 740. Under ASC 740, deferred income taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end given the provisions of enacted tax laws in each respective jurisdiction. Deferred tax assets are reduced by a valuation allowance when, based upon management's estimates, it is more likely than not that a portion of the deferred tax assets will not be realized in a future period. In addition, we accrue for income tax contingencies, or uncertain tax positions, that we believe are more likely than not exposures. See Note 7 for further discussion.

Property and equipment

Property and equipment are recorded at historical cost. Interest costs related to property under construction are capitalized as a component of construction costs. Interest capitalized during fiscal years 2011, 2010 and 2009 was $8.2 million, $3.9 million and $8.8 million, respectively.

Once rigs and related equipment are placed in service, they are depreciated on the straight-line method over their estimated useful lives, with depreciation discontinued only during the period when a drilling unit is out of service while undergoing a significant upgrade that extends its useful life. Our estimated useful lives of our various classifications of assets are as follows:

Years
Drilling vessels and related equipment Drill pipe Furniture and other	5-35 3 3-10

Effective July 1, 2010, we extended the remaining depreciable life of the Atwood Southern Cross from one year to five years, based upon completion of a life enhancing upgrade, as the rig is technically capable of working over this revised period.

Effective October 1, 2008, we extended the remaining depreciable life of the Seahawk from one year to five years based upon the length of its then current contract commitment coupled with the fact that rig is technically capable of working over this revised period.

Maintenance, repairs and minor replacements are charged against income as incurred. Major replacements and upgrades are capitalized and depreciated over the remaining useful life of the asset, as determined upon completion of the work. The cost and related accumulated depreciation of assets sold, retired or otherwise disposed are removed from the accounts at the time of disposition, and any resulting gain or loss is reflected in the Consolidated Statements of Operations for the applicable periods.

Impairment of property and equipment

We periodically evaluate our property and equipment to determine whether their net carrying value is in excess of their net realizable value. These evaluations are performed when we have sustained significant declines in utilization and day rates, and recovery is not contemplated in the near future. We consider a number of factors such as estimated future cash flows, appraisals and current market value analysis in determining an asset's fair value. Assets are written down to their fair value if the carrying amount of the asset is not recoverable and exceeds its fair value.

We recorded an impairment charge of $5.0 million during fiscal year 2011 related to certain idled equipment.

Deferred drydocking costs

We defer the costs of scheduled drydocking and charge such costs to contract drilling expense over the period to the next scheduled drydocking (normally 30 months). At September 30, 2011, and 2010, deferred drydocking costs totaling $2.2 million and $1.5 million, respectively, were included in Deferred Costs and Other Assets in the accompanying Consolidated Balance Sheets.

Revenue recognition

We account for contract drilling revenue in accordance with the terms of the underlying drilling contract. These contracts generally provide that revenue is earned and recognized on a daily rate (i.e. "day rate") basis, and day rates are typically earned for a particular level of service over the life of a contract. Day rate contracts can be performed for a specified period of time or the time required to drill a specified well or number of wells. Revenues from day rate drilling operations, which are classified under contract drilling services, are recognized on a per day basis as services are performed assuming collectability is reasonably assured.

Deferred fees and costs

Fees received prior to the commencement of the drilling contract as compensation for the cost of relocating drilling rigs from one major operating area to another, equipment and upgrade costs reimbursed by the customer, as well as receipt of advance billings of day rates are recognized as earned on a straight-line method over the expected term of the related drilling contract, as are the day rates associated with such contracts. However, fees received upon termination of a drilling contract are generally recognized as earned during the period termination occurs as the termination fee is usually conditional based on the occurrence of an event as defined in the drilling contract, such as obtaining follow on work to the contract in progress or relocation beyond a certain distance when the contract is completed. In addition, we defer the mobilization costs relating to moving a drilling rig to a new area which are incurred prior to the commencement of the drilling contract and customer requested equipment purchases that will revert to the customer at the end of the applicable drilling contract. We amortize such costs on a straight-line basis over the life of the applicable drilling contract. Contract revenues and drilling costs are reported in the Consolidated Statements of Operations at their gross amounts.

At September 30, 2011 and 2010, deferred fees associated with mobilization, related equipment purchases and upgrades and receipt of advance billings of day rates totaled $9.6 million and $7.5 million, respectively. At September 30, 2011 and 2010, deferred costs associated with mobilization and related equipment purchases and upgrades totaled $2.8 million and $1.7 million, respectively. Deferred fees and deferred costs are classified as current or long-term deferred credits and deferred costs, respectively, in the accompanying Consolidated Balance Sheets based on the expected term of the applicable drilling contracts.

Share-based compensation

We account for share-based compensation in accordance with ASC 718. Under ASC 718, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the requisite service period (generally the vesting period of the equity grant). See Note 3 for additional information regarding share-based compensation.

Earnings per common share

Basic and diluted earnings per share, or EPS, have been computed in accordance with ASC 260. Basic EPS excludes dilution and is computed by dividing net income (loss) by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the assumed effect of the issuance of additional shares in connection with the exercise of stock options. In accordance with ASC 718, we have also included the impact of pro forma deferred tax assets in calculating the potential windfall and shortfall tax benefits to determine the amount of diluted shares using the treasury stock method.

The computation of basic and diluted earnings per share under ASC 260 for each of the past three fiscal years is as follows (in thousands, except per share amounts):

	Net Income	Shares	Per Share Amount
Fiscal 2011:
Basic earnings per share	$271,674	64,754	$4.20
Effect of dilutive securities—
Stock options	—	649	(0.05)

Diluted earnings per share	$271,674	65,403	$4.15

Fiscal 2010:
Basic earnings per share	$256,996	64,391	$3.99
Effect of dilutive securities—
Stock options	—	637	(0.04)

Diluted earnings per share	$256,996	65,028	$3.95

Fiscal 2009:
Basic earnings per share	$250,745	64,167	$3.91
Effect of dilutive securities—
Stock options	—	326	(0.02)

Diluted earnings per share	$250,745	64,493	$3.89

The calculation of diluted earnings per share for fiscal years 2011, 2010 and 2009 exclude consideration of shares of common stock which may be issued in connection with outstanding stock options of 664,000, 500,000 and 316,000, respectively, because such options were anti-dilutive. These options could potentially dilute basic EPS in the future.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States ("GAAP") requires management to make extensive use of estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to the prior period financial statements to conform to the current year presentation. These reclassifications did not affect the Consolidated Financial Statements reported in prior fiscal years

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